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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 8 of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Florida High Income Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund and Evergreen South Carolina Municipal Bond Fund, for the quarter ended November 30, 2005. These 8 series have an August 31 fiscal year end.

Date of reporting period:        November 30, 2005

Item 1 – Schedule of Investments

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 98.7%
COMMUNITY DEVELOPMENT DISTRICT 1.9%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$1,000,000	$989,360
EDUCATION 6.9%
Alabama Board of Ed. RB, Shelton State Cmnty. College, 5.00%, 10/01/2006, (Insd.
by MBIA)	500,000	507,055
Alabama Pub. Sch. & College Auth. RB, Ser. A, 5.00%, 02/01/2012	1,165,000	1,236,449
Auburn Univ., Alabama Gen. Fee RB, 5.25%, 06/01/2016	1,750,000	1,884,435
		3,627,939
ELECTRIC REVENUE 1.0%
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2009, (Insd. by FSA)	500,000	526,375
GENERAL OBLIGATION — LOCAL 12.6%
Birmingham, AL GO, Refunding and Capital Impt., Ser. B, 5.25%, 12/01/2022	500,000	537,180
Huntsville, AL GO Warrants, Ser. D, 5.25%, 11/01/2009	1,000,000	1,058,520
Jefferson Cnty., AL GO Warrants, 5.20%, 02/15/2012	1,000,000	1,060,180
Mobile Cnty., AL GO Warrants, Board of Sch. Commissioners, Ser. B, 5.00%, 03/01/2006,(Insd. by AMBAC)	1,000,000	1,004,210
Shelby Cnty., AL GO Warrants, Board of Ed., Ser. A, 4.75%, 02/01/2009, (Insd. by AMBAC)	750,000	778,702
Tuscaloosa, AL GO Warrants:
5.55%, 01/01/2015	1,000,000	1,081,700
5.75%, 01/01/2019	1,000,000	1,084,070
		6,604,562
GENERAL OBLIGATION — STATE 6.1%
Alabama GO:
Parks Sys. Impt. Corp., Ser. C:
5.25%, 06/01/2009	1,410,000	1,495,601
5.50%, 06/01/2010	600,000	650,448
Ser. A, 5.00%, 06/01/2012	1,000,000	1,059,890
		3,205,939
HOSPITAL 16.5%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%,11/15/2020	2,000,000	2,053,000
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys., Ser. A, 5.875%, 08/15/2015	750,000	766,312
Huntsville, AL Hlth. Care Auth. RB, Ser. B, 5.75%, 06/01/2032	3,020,000	3,179,547
Lauderdale Cnty. & Florence, AL Hlth. Care Auth. RB, Coffee Hlth. Group, Ser. A, 6.00%, 07/01/2013, (Insd. by MBIA)	500,000	555,975
Montgomery, AL BMC Spl. Care Facs. Fin Auth. RB, Baptist Med. Ctr., Ser. A, 5.20%, 05/01/2013	1,000,000	1,061,990
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by MBIA)	1,000,000	1,077,150
		8,693,974
INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,492,605
Mobile, AL IDA PCRB, Intl. Paper Co. Proj., Ser. B, 4.75%, 04/01/2010	800,000	815,008
Wilsonville, AL IDA PCRB, Alabama Power Co., Ser. C, 5.50%, 01/01/2024	500,000	500,670
		2,808,283
LEASE 8.1%
Alabama Bldg. Renovation Fin. Auth. RRB, 5.25%, 09/01/2007, (Insd. by AMBAC)	1,020,000	1,052,191
Alabama Pub. Hlth. Care Auth. Mtge. RB, 6.00%, 10/01/2025, (Insd. by MBIA)	530,000	545,386
Lee Cnty., AL Sch. RB Warrants, 5.00%, 02/01/2021	1,000,000	1,049,980
Montgomery, AL Downtown Redev. Auth. RRB, State of Alabama Proj., 5.00%, 10/01/2010	1,500,000	1,592,040
		4,239,597
PRE-REFUNDED 1.5%
Jefferson Cnty., AL Sewer RB Warrants, Ser. D, 5.75%, 02/01/2027	750,000	778,583

1

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
SALES TAX 5.9%
Alabama Pub. Sch. & College RB, Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	$1,000,000	$1,067,420
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,955,000	2,034,647
		3,102,067
SPECIAL TAX 6.4%
Alabama IDA Spl. Tax, RB, 4.50%, 07/01/2010	660,000	679,820
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%, 07/01/2017	1,000,000	1,082,780
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,064,840
Madison Cnty., AL Board of Ed. TAN Warrants, 5.20%, 03/01/2015	500,000	534,635
		3,362,075
TRANSPORTATION 2.0%
Alabama Federal Aid Hwy. Fin. Auth. RB, Ser. A, 5.25%, 03/01/2013, (Insd. by MBIA)	1,000,000	1,080,540
UTILITY 4.1%
Clarke & Mobile Cnty., AL Gas RB, 5.25%, 01/01/2024	2,000,000	2,138,880
WATER & SEWER 20.4%
Alabama Drinking Water Fin. Auth. RB, Ser A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,179,664
4.70%, 08/15/2011, (Insd. by AMBAC)	960,000	984,931
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,147,788
5.25%, 08/15/2015, (Insd. by AMBAC)	1,200,000	1,312,356
5.25%, 08/15/2016, (Insd. by AMBAC)	1,390,000	1,515,712
Alabama Water PCRB, 5.50%, 08/15/2014, (Insd. by AMBAC)	1,000,000	1,084,060
Anniston, AL Waterworks & Sewer Board RB, 5.35%, 06/01/2014, (Insd. by AMBAC)	500,000	526,505
Mobile, AL Water & Sewer RB:
5.00%, 01/01/2009, (Insd. by FGIC)	1,000,000	1,041,700
5.25%, 01/01/2015, (Insd. by FGIC)	700,000	742,945
5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,163,239
		10,698,900
Total Investments (cost $50,963,059) 98.7%		51,857,074
Other Assets and Liabilities 1.3%		668,314
Net Assets 100.0%		$52,525,388

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Alabama	97.1%
Nevada	1.9%
Puerto Rico	1.0%
100.0%

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $50,963,059. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,023,233 and $129,218, respectively, with a net unrealized appreciation of $894,015.

2

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 99.2%
AIRPORT 3.7%
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.50%, 10/01/2012	$750,000	$810,607
5.75%, 10/01/2017	1,860,000	2,017,021
5.75%, 10/01/2018	6,680,000	7,243,926
		10,071,554
COMMUNITY DEVELOPMENT DISTRICT 2.9%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,275,000	6,612,156
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	730,000	766,828
6.625%, 07/01/2025	500,000	528,230
		7,907,214
CONTINUING CARE RETIREMENT COMMUNITY 2.4%
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Corr Nursing Home Proj., 5.875%, 12/01/2021, (Insd. by GNMA)	500,000	522,605
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	905,000	909,281
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	5,000,000	5,132,800
		6,564,686
EDUCATION 5.9%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RB, ARS, Sr. Sub. Ser. Z-1, FRN, 3.10%, 06/01/2039	1,000,000	1,000,000
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,850,712
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,191,970
Pub. Higher Ed. Fin. Program, Ser. A, 5.00%, 09/01/2023	3,000,000	3,160,770
Washington & Lee Univ. Proj., 5.25%, 01/01/2026, (Insd. by MBIA)	2,550,000	2,847,891
Virginia Pub. Sch. Auth. RB, Sch. Fin., Ser. A:
5.00%, 08/01/2013	1,250,000	1,335,625
5.125%, 08/01/2011	1,370,000	1,470,901
		15,857,869
GENERAL OBLIGATION — LOCAL 7.1%
Fairfax Cnty., VA GO, Pub. Impt., Ser. A:
4.50%, 06/01/2010	650,000	672,974
5.125%, 06/01/2014	1,170,000	1,241,078
5.25%, 06/01/2018	2,110,000	2,244,470
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,734,085
King George Cnty., VA IDA Lease GO, King George Cnty. Sch. Proj., 6.40%, 08/01/2016	700,000	719,978
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	825,615
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,051,820
Norfolk, VA GO, Refunding & Capital Impt., 5.00%, 07/01/2010	710,000	744,385
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	434,318
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,192,660
5.50%, 01/15/2017, (Insd. by FSA)	500,000	542,340
Stafford Cnty., VA GO, Refunding, 5.50%, 01/01/2017	1,100,000	1,192,642
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,700,144
Suffolk, VA GO, 5.00%,12/01/2025	1,170,000	1,228,243
Virginia Beach, VA GO, 5.40%, 07/15/2009	1,575,000	1,679,690
		19,204,442
GENERAL OBLIGATION — STATE 0.5%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,393,860

1

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOSPITAL 10.4%
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	$2,655,000	$2,875,524
5.50%, 07/01/2011	1,410,000	1,525,155
5.50%, 07/01/2015	680,000	744,974
5.50%, 07/01/2017	1,425,000	1,561,159
5.50%, 07/01/2018	1,000,000	1,095,550
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	998,600
Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj., 5.875%, 08/15/2016	370,000	384,027
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd. by MBIA)	2,360,000	2,539,690
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,065,640
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, FRN, 3.20%, 07/01/2030	1,000,000	1,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj., 5.00%, 07/01/2040	2,400,000	2,416,992
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,700,205
5.50%, 07/01/2018	3,670,000	3,935,341
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,599,525
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,302,900
Virginia Beach, VA Hosp. RB, Gen. Hosp. Proj., 5.00%, 02/15/2007, (Insd. by AMBAC)	500,000	509,365
		28,254,647
HOUSING 3.9%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%, 07/01/2006	160,000	160,224
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,900,000	1,986,184
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Hsg. for the Elderly, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	514,630
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC: PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	516,535
Portsmouth, VA Redev. & Hsg. Auth. MHRB, Ser. A, 6.30%, 09/01/2026, (Insd. by FNMA)	640,000	658,957
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,013,300
Ser. C, 7.00%, 07/01/2029	2,165,000	2,080,024
Virginia HDA MHRB:
Ser. B, 4.65%, 05/01/2010	910,000	931,749
Ser. H:
5.55%, 05/01/2015	1,000,000	1,030,850
6.00%, 05/01/2010	500,000	510,625
Ser. I, 5.45%, 05/01/2018	500,000	517,530
Ser. O, 6.05%, 11/01/2017	500,000	515,570
		10,436,178
INDUSTRIAL DEVELOPMENT REVENUE 2.7%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A, 2.30%, 03/01/2031	4,000,000	3,907,720
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,220,660
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,027,840
		7,156,220
LEASE 5.9%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,066,790
Mott & Gum Springs Cmnty. Centers, 5.35%, 06/01/2006	250,000	252,493
Front Royal & Warren Cnty., VA IDA RB, Sch. Capital Impt., Ser. B, 5.00%, 04/01/2022	1,000,000	1,044,980
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027 #	1,470,000	1,530,358
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,092,560
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,223,029
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,440,142

2

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
LEASE continued
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	$1,145,000	$1,210,059
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,566,511
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%,02/01/2017, (Insd. by AMBAC)	1,055,000	1,138,218
Prince William Cnty., VA IDA Lease RRB, American Type Culture Collection Proj., 5.25%, 02/01/2018	1,175,000	1,296,260
Prince William Cnty., VA Lease COP, 5.20%, 12/01/2005, (Insd. by MBIA)	500,000	500,030
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,546,761
		15,908,191
PRE-REFUNDED 35.3%
Arlington Cnty., VA GO, Pub. Impt., 5.25%, 06/01/2014	1,000,000	1,060,500
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,127,740
Ser. B, 6.50%, 07/01/2024	1,600,000	1,735,664
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,792,541
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,148,350
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.50%, 07/01/2013, (Insd. by MBIA)	2,000,000	2,066,300
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,290,332
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,031,349
Chesapeake, VA GO, Pub. Impt., 5.375%, 05/01/2010	3,000,000	3,086,940
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,847,492
5.75%, 01/15/2017	1,000,000	1,086,760
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,811,478
Fairfax Cnty., VA GO, Pub. Impt., Ser. A, 5.00%, 06/01/2012	1,000,000	1,029,000
Fairfax Cnty., VA Water Auth. RB:
5.625%, 07/15/2011	2,605,000	2,695,862
5.625%, 04/01/2017	1,640,000	1,795,177
6.125%, 04/01/2016	1,545,000	1,720,048
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2020	750,000	859,020
Hampton, VA GO, Pub. Impt.:
5.75%, 02/01/2013	1,360,000	1,502,501
5.75%, 02/01/2016	1,960,000	2,165,369
James City Cnty., VA GO, Pub. Impt., 5.20%, 12/15/2010, (Insd. by FGIC)	1,000,000	1,020,830
Loudoun Cnty., VA GO, Pub. Impt., Ser. C:
5.20%, 12/01/2013	1,715,000	1,842,596
5.25%, 12/01/2014	1,000,000	1,076,260
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,732,965
Newport News, VA GO:
5.75%, 01/15/2017	1,940,000	2,030,792
Ser. A, 5.625%, 05/01/2015	500,000	552,000
Norfolk, VA GO:
5.25%, 06/01/2011	3,000,000	3,060,870
Capital Impt.:
5.00%, 07/01/2010, (Insd. by FGIC)	290,000	304,265
5.375%, 06/01/2015, (Insd. by FGIC)	1,000,000	1,039,740
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,358,760
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	1,085,000	1,140,107
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	545,890
Roanoke, VA GO, Pub. Impt.:
6.00%, 10/01/2013	1,730,000	1,916,823
6.00%, 10/01/2014	1,835,000	2,033,162
6.00%, 10/01/2015	1,950,000	2,160,580

3

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
6.00%, 10/01/2016	$2,070,000	$2,293,539
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	258,090
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	774,990
Virginia Cmnwlth. Trans. Board RB, U.S. Route 58 Corridor Dev. Program, Ser. B, 5.50%,
05/15/2015	1,000,000	1,076,180
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,061,060
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program:
5.00%, 08/01/2008	500,000	515,830
5.00%, 08/01/2015	500,000	518,300
Pub. Higher Ed. Fin. Program, Ser. A, 5.75%, 09/01/2019	220,000	237,712
Virginia Polytechnic Institute & State Univ. RB:
Ser. A, 5.50%, 06/01/2016	3,535,000	3,645,893
Univ. Svcs. Sys., Ser. C, 5.50%, 06/01/2016	1,500,000	1,547,055
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A:
5.50%, 08/01/2013	3,335,000	3,621,810
5.50%, 08/01/2015	2,000,000	2,172,000
6.00%, 08/01/2011	1,000,000	1,106,920
Ser. B, 5.50%, 08/01/2014	515,000	551,308
Virginia Pub. Sch. Auth. RB, Sch. Fin.:
Ser. A:
5.50%, 08/01/2015	1,500,000	1,641,765
5.50%, 08/01/2016	500,000	527,060
Ser. B:
5.125%, 08/01/2014	6,345,000	6,551,086
5.50%, 08/01/2011	1,405,000	1,516,459
Virginia Pub. Sch. Auth. RRB, Sch. Fin. Ser. I:
5.00%, 08/01/2012	2,000,000	2,073,200
5.10%, 08/01/2013	4,650,000	4,827,676
5.125%, 08/01/2016	300,000	311,583
Virginia Resource Water & Sewer Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%, 10/01/2025	1,000,000	1,040,240
		95,537,819
PUBLIC FACILITIES 2.6%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,048,630
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%, 02/01/2014	500,000	511,215
Virginia Biotechnology Research Park RB, Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,314,830
Virginia Pub. Bldg. Auth. Pub. Facs. RRB, Ser. A:
5.00%, 08/01/2009	3,000,000	3,145,890
6.00%, 08/01/2009	1,000,000	1,086,880
		7,107,445
RESOURCE RECOVERY 1.5%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%,
01/01/2013, (Insd. by FSA)	3,810,000	3,966,972
SPECIAL TAX 1.5%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,041,470
5.50%, 10/01/2018	2,000,000	2,083,220
5.50%, 10/01/2022	1,000,000	1,025,390
		4,150,080
TOBACCO REVENUE 2.3%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%, 05/15/2022	2,000,000	2,070,140
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	3,890,000	4,100,644
		6,170,784

4

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 4.3%
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	$1,000,000	$1,081,050
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,676,519
Virginia Cmnwlth. Trans. Board RB:
Federal Hwy. Reimbursement, 5.50%, 10/01/2010	1,000,000	1,087,520
Northern Virginia Trans. Dist. Program, Ser. B, 7.25%, 05/15/2020	1,700,000	1,807,219
Virginia Port Auth. Cmnwlth. Fund RB:
5.50%, 07/01/2018	3,000,000	3,193,620
5.90%, 07/01/2016	750,000	767,632
Washington, DC Metro. Area Transit Auth. RRB, 6.00%, 07/01/2007, (Insd. by FGIC)	1,000,000	1,041,990
		11,655,550
WATER & SEWER 6.3%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	393,631
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,346
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	1,265,000	1,330,919
Henrico Cnty., VA Water & Sewer RB, 5.70%, 05/01/2008	285,000	287,853
Spotsylvania Cnty., VA Water & Sewer Sys. RRB, 5.00%, 06/01/2021	1,000,000	1,059,740
Virginia Beach, VA Water & Sewer RB, 5.75%, 08/01/2016	1,735,000	1,902,757
Virginia Resource Auth. Clean Water RB, State Revolving Fund:
5.375%, 10/01/2022	675,000	731,450
5.50%, 10/01/2015	2,250,000	2,450,587
5.75%, 10/01/2019	180,000	198,034
5.875%, 10/01/2014	1,250,000	1,381,837
6.00%, 10/01/2016	3,965,000	4,404,124
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,361,260
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,394,509
		17,027,047
Total Municipal Obligations (cost $256,480,806)		268,370,558

	Shares	Value
SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $1,960,656)	1,960,656	1,960,656
Total Investments (cost $258,441,462) 99.9%		270,331,214
Other Assets and Liabilities 0.1%		218,731
Net Assets 100.0%		$270,549,945

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

5

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
CDA	Community Development Authority
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Virginia	85.3%
District of Columbia	5.6%
South Carolina	2.3%
Virgin Islands	1.5%
Maryland	1.4%
Puerto Rico	0.7%
Minnesota	0.6%
Florida	0.4%
Pennsylvania	0.4%
Louisiana	0.4%
Delaware	0.4%
Georgia	0.3%
Non-state specific	0.7%
100.0%

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $258,474,372. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,122,143 and $265,301, respectively, with a net unrealized appreciation of $11,856,842.

6

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.9%
AIRPORT 1.0%
Broward Cnty., FL Arpt. Sys. RB, Ser. L, 5.00%, 10/01/2024	$3,905,000	$4,054,483
COMMUNITY DEVELOPMENT DISTRICT 1.0%
Fishhawk, FL Cmnty. Dev. Dist. RRB, 5.25%, 05/01/2018, (Insd. by MBIA)	3,535,000	3,828,582
CONTINUING CARE RETIREMENT COMMUNITY 3.0%
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser.A, 5.75%, 11/15/2014	1,535,000	1,594,957
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.20%, 10/01/2006	975,000	976,014
5.30%, 10/01/2007	1,000,000	1,000,980
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,751,677
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,680,000	1,709,434
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,613,386
		11,646,448
EDUCATION 7.0%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj.:
Ser.A:
5.25%, 04/01/2015, (Insd. by AMBAC)	1,250,000	1,358,838
5.25%, 04/01/2017, (Insd. by AMBAC)	1,200,000	1,295,664
Ser. B, 6.25%, 04/01/2013	2,955,000	3,282,266
Broward Cnty., FL Sch. Board COP, 5.25%, 07/01/2017	4,955,000	5,319,787
Indian River Cnty., FL Sch. Board COP, 5.00%, 07/01/2022	5,290,000	5,556,986
Lake Cnty., FL Sch. Board COP, 5.375%, 07/01/2015	4,055,000	4,398,094
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%,10/01/2015	2,530,000	2,799,951
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A, 6.125%,
10/15/2016	3,500,000	3,651,830
		27,663,416
ELECTRIC REVENUE 0.5%
Ocala, FL Util. Sys. RRB, Ser. A, 5.25%, 10/01/2018	1,955,000	2,127,118
GENERAL OBLIGATION — LOCAL 1.9%
Dade Cnty., FL GO, Ser. CC, 7.125%, 10/01/2015, (Insd. by AMBAC)	2,380,000	2,954,723
Palm Beach Cnty., FL GO, Ser. B, 6.50%, 07/01/2010	1,880,000	2,113,590
Reedy Creek, FL Impt. Dist. GO, Ser. A, 5.00%, 06/01/2022	2,180,000	2,294,537
		7,362,850
GENERAL OBLIGATION — STATE 1.5%
Florida Board of Ed. Capital Outlay Proj. GO, Ser. D, 5.75%, 06/01/2022	4,095,000	4,469,283
Florida Dept. of Trans. GO, 5.375%, 07/01/2026	1,500,000	1,534,095
		6,003,378
HOSPITAL 20.3%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,665,520
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%,
11/15/2020	6,000,000	6,159,000
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	4,660,000	4,849,755
5.50%, 08/15/2014	3,730,000	3,966,445
Coral Gables, FL Hlth. Facs. RB, Baptist Hlth. South Florida, 5.25%, 08/15/2024	5,000,000	5,345,400
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	10,000,000	10,758,900
Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB, 4.60%, 04/01/2008	1,080,000	1,098,360
Highlands Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys. Proj., Ser. D, 5.875%, 11/15/2029	10,000,000	10,731,200
Adventist Hlth. Sys. Sunbelt Proj., 3.95%, 11/15/2032	5,900,000	5,847,962
Miami-Dade Cnty., FL Hlth. Facs. Auth. RB, Miami Children’s Hosp., Ser. A, 5.00%, 08/15/2020	3,855,000	3,985,569
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016,
(LOC: SunTrust Banks, Inc.)	1,000,000	1,030,640

1

EVERGREEN FLORIDA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RB:
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	$4,000,000	$4,414,120
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,367,665
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,646,475
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%, 11/15/2033	5,000,000	5,328,600
St. Petersburg, FL Hlth. Facs. Auth. RB, All Children’s Hosp. Proj., 5.50%, 11/15/2018,
(Insd. by AMBAC)	1,000,000	1,073,970
		80,269,581
HOUSING 3.9%
Boynton Beach, FL MHRRB, Clipper Cove Apts. Proj., 5.75%, 01/01/2028	4,245,000	4,479,409
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013	1,165,000	1,195,523
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	2,710,000	2,740,000
Florida Hsg. Fin. Corp. RB, Ser.4, 5.85%, 07/01/2031, (Insd. by FSA)	1,460,000	1,485,769
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	1,455,000	1,503,393
Lee Cnty., FL HFA SFHRB, Multi- Cnty. Proj.
Ser. A-1, 7.20%, 03/01/2033	150,000	151,128
Ser. A-4, 7.00%, 09/01/2031	365,000	367,161
Manatee Cnty., FL HFA Mtge. RRB:
Sub. Ser. 1, 7.20%, 05/01/2028	250,000	254,940
Sub. Ser. 2, 7.00%, 11/01/2027	345,000	375,912
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%, 01/01/2024,
(Insd. by FNMA)	960,000	961,353
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 5.95%, 03/01/2030	1,215,000	1,220,698
Ser. C-1, 6.30%, 03/01/2029	810,000	814,431
		15,549,717
INDUSTRIAL DEVELOPMENT REVENUE 6.3%
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	1,250,000	1,317,800
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj.:
5.875%, 06/01/2022	5,230,000	5,235,335
6.40%, 09/01/2030	1,500,000	1,554,705
Hillsborough Cnty., FL Pollution Ctl. IDRB, Tampa Elec. Corp. Proj., 5.10%,10/01/2013	4,575,000	4,737,961
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	11,874,153
		24,719,954
LEASE 1.1%
University of South Florida COP, Master Lease Program, Ser. A, 5.375%, 07/01/2022,
(Insd. by AMBAC)	3,770,000	4,119,592
MISCELLANEOUS REVENUE 7.7%
Florida Muni. Loan Council RB, Ser. B, 5.25%, 12/01/2019	1,610,000	1,730,686
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner for Tomorrow,
6.00%, 12/01/2021	4,500,000	5,032,260
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,757,567
5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,215,295
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,090,865
Indian Trace Dev. Dist., Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,960,000	1,968,291
Jacksonville, FL Excise Tax RRB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	3,000,873
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,513,655
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,767,070
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,301,450
		30,378,012

2

EVERGREEN FLORIDA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 17.0%
Broward Cnty., FL Expressway Auth., 9.875%, 07/01/2009	$4,000,000	$4,535,080
Florida Hsg. Fin. Corp. MHRRB, Ser. C, 6.20%, 08/01/2016	2,000,000	2,078,100
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow Proj., 6.00%, 12/01/2021	5,500,000	6,299,480
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C:
5.75%, 08/15/2012	4,300,000	4,649,418
5.75%, 08/15/2014	2,810,000	3,038,341
5.75%, 08/15/2015	2,090,000	2,259,833
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.50%,
08/15/2032	5,635,000	6,551,646
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3:
5.30%, 10/01/2006	5,225,000	5,312,832
5.50%, 10/01/2008	5,785,000	6,108,902
5.70%, 10/01/2011	2,000,000	2,214,760
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013	1,960,000	2,411,290
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care,
Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	2,000,000	2,103,120
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,312,350
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	10,608,800
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,746,397
		67,230,349
PUBLIC FACILITIES 0.8%
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc.,
6.50%, 07/01/2013	3,000,000	3,165,780
SPECIAL TAX 0.8%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Ctr. Historic Convention Vlg.,
5.80%, 12/01/2013	3,000,000	3,030,150
TRANSPORTATION 4.2%
Florida Dept. of Trans. Infrastructure RB, Ser. A:
5.00%, 07/01/2020	2,795,000	2,938,300
5.00%, 07/01/2021	1,500,000	1,573,305
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025,
(Insd. by FGIC)	5,000,000	5,356,350
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,197,328
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	1,500,000	1,651,455
		16,716,738
UTILITY 13.0%
Gainesville, FL Util. Sys. RB, Ser. B:
6.50%, 10/01/2013	4,800,000	5,654,880
7.50%, 10/01/2008	3,000,000	3,320,250
7.50%, 10/01/2009	3,000,000	3,416,670
Lakeland, FL Elec. & Water RRB, Energy Sys. First Lien, Ser. C, 6.05%, 10/01/2010,
(Insd. by FSA)	5,000,000	5,542,500
Orlando, FL Util. Commission, Water & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,425,200
Reedy Creek, FL Util. Impt. Dist. RB:
Ser. 1, 5.25%, 10/01/2018	4,465,000	4,821,441
Ser. 2:
5.25%, 10/01/2016	15,180,000	16,521,001
5.25%, 10/01/2017	7,000,000	7,604,660
		51,306,602
WATER & SEWER 3.9%
Collier Cnty., FL Water & Sewer RRB, Ser. B, 5.50%, 07/01/2014	1,910,000	2,114,236
Florida Muni. Council RB, North Miami Beach Water Proj., Ser. B, 5.375%, 08/01/2019	2,100,000	2,282,280
North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,362,247
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
5.50%, 08/01/2015	500,000	520,175
Unit Dev. No. 5-B, 5.75%, 08/01/2014	875,000	916,624
Unit Dev. No. 9-B, 5.85%, 08/01/2013	705,000	747,808
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	1,300,000	1,357,876

3

EVERGREEN FLORIDA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Tampa, FL Water & Sewer RRB, Ser. A, 5.00%, 10/01/2026	$5,000,000	$5,145,400
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2019	1,000,000	1,064,630
		15,511,276
Total Municipal Obligations (cost $361,618,782)		374,684,026

	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional Municipal Money Market Fund ø (cost $21,552,731)	21,552,731	21,552,731
Total Investments (cost $383,171,513) 100.3%		396,236,757
Other Assets and Liabilities (0.3%)		(1,358,481)
Net Assets 100.0%		$394,878,276

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Florida	86.1%
South Carolina	4.5%
Puerto Rico	1.8%
Alabama	1.6%
Michigan	0.3%
Virgin Islands	0.3%
Non-state specific	5.4%
100.0%

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $383,171,513. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,562,727 and $1,497,483, respectively, with a net realized appreciation of $13,065,244.

4

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 98.2%
COMMUNITY DEVELOPMENT DISTRICT 33.0%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	$3,000,000	$3,015,900
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	1,000,000	1,009,280
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	93,000	93,445
6.30%, 05/01/2019	385,000	396,558
7.60%, 05/01/2018	565,000	586,990
Bartram Park, FL CDD Spl. Assmt. RB:
4.875%, 05/01/2015	1,000,000	1,000,040
5.30%, 05/01/2035	1,000,000	1,001,860
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	279,000	280,998
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,175,000	1,210,614
Ser. B:
6.00%, 05/01/2006	155,000	156,558
6.75%, 05/01/2007	790,000	807,759
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	3,000,000	3,024,960
Ser. B, 5.70%, 05/01/2010	1,630,000	1,638,052
Covington Park, FL CDD RB:
7.00%, 05/01/2031	3,740,000	3,866,562
Ser. A, 6.25%, 05/01/2034	990,000	1,040,252
Ser. B, 5.30%, 11/01/2009	460,000	461,592
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,980,000	2,146,340
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,985,000	3,145,384
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,120,000	1,127,157
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,715,000	1,806,032
6.375%, 05/01/2035	1,285,000	1,358,284
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	100,000	100,346
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,641,150
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,105,000	3,145,520
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2019	705,000	702,927
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	370,000	370,858
Heritage Isles, FL CDD
Recreational Facs. RB, 7.10%, 10/01/2022	3,990,000	3,462,083
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,200,000	2,334,618
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,005,010
Ser. B, 5.10%, 11/01/2009	2,995,000	3,001,499
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,560,000	2,586,010
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,315,000	2,367,759
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	4,000,000	4,017,280
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,214,000
Indian Trace, FL CDD Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,500,000	2,732,675
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	3,710,000	3,764,166
Ser. C, 7.00%, 05/01/2030	3,100,000	3,125,017
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 11/01/2031	2,260,000	2,388,119
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,885,000	1,921,192
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,616,072	1,606,408
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	790,000	801,210
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	2,915,000	3,130,069
Ser. A, 7.65%, 05/01/2032	1,945,000	2,121,470
Ser. B, 6.75%, 05/01/2007	110,000	111,693

1

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	$2,795,000	$2,938,384
Miami, FL CDD Spl. Assmt. RB, Parking Garage Proj., Ser. A, 6.25%, 05/01/2037	4,000,000	4,235,720
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	1,622,000	1,665,745
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,135,000	1,146,645
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,750,000	3,738,750
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	855,000	858,044
5.80%, 05/01/2026	5,000,000	5,040,350
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	460,000	477,457
Ser. A, 6.125%, 05/01/2035	1,000,000	1,046,910
Ser. B, 5.125%, 05/01/2009	1,000,000	1,002,750
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,805,000	5,116,172
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	2,875,000	2,874,856
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	1,310,000	1,348,894
South Bay, FL CDD RB:
Ser. B-1, 5.125%, 11/01/2009	250,000	250,940
Ser. B-2, 5.375%, 05/01/2013	4,750,000	4,766,482
Stoneybrook, FL CDD, Stoneybrook Golf Club RB, 7.00%, 10/01/2022	8,015,000	7,572,171
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	2,005,000	2,073,671
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	4,006,080
Ser. B, 5.25%, 05/01/2016	1,500,000	1,515,045
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,240,000	1,269,487
7.50%, 05/01/2017	1,332,500	1,335,178
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,060,000	3,158,012
World Commerce CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	2,000,000	2,056,260
Ser. A-2, 6.125%, 05/01/2035	1,000,000	1,021,820
		141,341,519
CONTINUING CARE RETIREMENT COMMUNITY 17.2%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,313,860
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A, 7.00%,
07/01/2029	3,360,000	3,371,222
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,487,250
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%, 12/01/2007	615,000	615,492
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,621,768
Homestead, FL IDA RB, Cmnty. Rehabilitation Providers Program, Ser. A, 7.95%, 11/01/2018	2,950,000	2,973,688
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	3,290,000	3,371,724
6.375%, 10/01/2025	6,575,000	6,706,105
Ser. B, 4.75%, 10/01/2027	1,155,000	1,155,751
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,216,588
5.75%, 11/15/2011	1,015,000	1,065,486
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	330,000	330,294
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,326,764
5.70%, 07/01/2026	2,000,000	1,997,960

2

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Orlando Lutheran Tower:
8.40%, 07/01/2014	$395,000	$417,369
8.75%, 07/01/2026	370,000	391,678
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,448
Waterford Proj.:
5.20%, 10/01/2006	965,000	966,004
5.30%, 10/01/2007	990,000	990,970
5.50%, 10/01/2015	6,500,000	6,503,965
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Sunshine Vlg. Nursing Home, 8.00%, 10/01/2008	655,000	574,723
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	934,000	950,364
St. John’s Cnty., FL IDA RB:
Glenmoor St. John’s Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,377,350
8.00%, 01/01/2023	4,500,000	4,839,615
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	6,500,000	6,705,855
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	2,250,000	2,257,830
Ser. B, 4.50%, 02/15/2017	2,000,000	1,993,580
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,117,000
		73,392,703
EDUCATION 3.5%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%, 04/01/2024	1,000,000	1,041,280
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,429,098
Clearwater Christian College, 8.00%, 02/01/2011	2,040,000	2,092,816
Eckerd College, 7.75%, 07/01/2014	510,000	510,740
University of Central Florida COP, Athletics Assn., Ser. A:
5.00%, 10/01/2027	1,440,000	1,495,469
5.00%, 10/01/2030	2,035,000	2,105,207
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A:
5.75%, 10/15/2029	3,180,000	3,297,151
6.125%, 10/15/2016	1,025,000	1,069,464
		15,041,225
GENERAL OBLIGATION — STATE 1.0%
Commonwealth of Puerto Rico GO, Pub. Impt., Ser. A, 5.25%, 07/01/2020	4,000,000	4,179,680
HOSPITAL 20.1%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%, 12/01/2019	5,000,000	5,112,550
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	5,000,000	5,379,450
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%, 11/15/2029	5,000,000	5,365,600
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	3,000,000	3,089,070
Ser. B, 5.25%, 10/01/2028	5,000,000	5,122,200
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,805,000	3,688,909
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,065,790
Ser. C, 5.125%, 11/15/2024	2,050,000	2,094,957
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,715,495
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,692,048
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	5,010,000	5,499,627
5.50%, 07/01/2028	15,870,000	18,056,410
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj.:
5.20%, 11/15/2028	1,000,000	1,043,800
5.75%, 11/15/2033	3,000,000	3,197,160

3

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	$1,125,000	$1,142,415
7.10%, 10/01/2026	2,500,000	2,522,550
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,143,980
6.00%, 11/15/2035	4,250,000	4,526,887
Stillwater, OK Med. Ctr. Auth. Hosp. RB, Ser. B, 6.50%, 05/15/2019	1,750,000	1,856,243
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,570,125
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,134,880
		86,020,146
HOUSING 5.1%
Boynton Beach, FL MHRB, Clipper Cove Apts., 6.35%, 01/01/2016	750,000	766,950
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	425,000	427,210
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	4,919,003
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	10,000	10,288
Florida HFA RB:
St. Cloud Vlg. Proj.:
Ser. D, 5.95%, 02/01/2030	4,905,000	5,041,653
Ser. E, 8.00%, 02/01/2030	1,395,000	1,263,228
The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,533,240
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%, 07/01/2040	4,000,000	4,077,720
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A, 5.65%, 09/01/2022	200,000	201,286
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,981,276
Palm Beach Cnty., FL HFA SFHRB, Ser. A, 6.50%, 10/01/2021, (Insd. by GNMA)	115,000	117,424
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	315,000	328,167
		21,667,445
INDUSTRIAL DEVELOPMENT REVENUE 6.0%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	3,750,000	3,883,088
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	3,700,000	3,900,688
Escambia Cnty., FL PCRB, Champion Intl. Corp. Proj., 6.40%, 09/01/2030	4,200,000	4,353,174
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	3,009,510
6.75%, 07/01/2029	2,410,000	2,445,523
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj.,
Ser. A, 7.50%, 09/01/2015	3,530,000	3,939,692
Ocean Hwy. & Port Auth., Florida PCRB, Jefferson Smurfit Corp., 6.50%, 11/01/2006	2,605,000	2,652,437
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,500,000	1,501,140
		25,685,252
LEASE 2.2%
Peninsula Port Auth. of Virginia RB, Dominion Terminal Assn., 6.00%, 04/01/2033	9,000,000	9,626,310
PRE-REFUNDED 2.5%
Florida Mid-Bay Bridge Auth. RB, Ser. A, 6.875%, 10/01/2022	7,000,000	9,036,930
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care, Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	1,500,000	1,577,340
		10,614,270
PUBLIC FACILITIES 0.8%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,400,000	2,351,424
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	1,040,000	1,097,470
		3,448,894
SPECIAL TAX 0.4%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention, Ser. B:
6.25%, 12/01/2016	1,000,000	1,048,830
6.35%, 12/01/2022	500,000	524,905

4

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	$300,000	$308,154
		1,881,889
TRANSPORTATION 0.7%
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%, 01/01/2040	3,000,000	3,128,760
UTILITY 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,410,000	1,478,216
7.375%, 10/01/2019	885,000	901,390
		2,379,606
WATER & SEWER 5.1%
Jacksonville Elec. Auth. Water & Sewer Sys. RB, Ser. A, 5.50%, 10/01/2041	8,180,000	8,380,574
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,178,820
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	2,500,000	2,611,300
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,078,050
6.00%, 08/01/2029	2,600,000	2,811,380
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,456,920
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,383,485
Seminole, FL Water Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,655,000	1,722,507
		21,623,036
Total Municipal Obligations (cost $407,005,700)		420,030,735

	Shares	Value
SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $4,276,912)	4,276,912	4,276,912
Total Investments (cost $411,282,612) 99.2%		424,307,647
Other Assets and Liabilities 0.8%		3,361,249
Net Assets 100.0%		$427,668,896
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

5

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Florida	85.6%
Georgia	3.3%
Virginia	3.0%
Maryland	1.6%
Minnesota	1.6%
Puerto Rico	1.0%
Michigan	0.9%
Pennsylvania	0.9%
Nevada	0.7%
Oklahoma	0.4%
Non-state specific	1.0%
100.0%

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $411,282,612. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,643,627 and $1,618,592, respectively, with a net unrealized appreciation of $13,025,035.

6

MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 93.0%
COMMUNITY DEVELOPMENT DISTRICT 7.7%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$409,000	$429,634
6.625%, 07/01/2025	1,000,000	1,056,460
Maryland Cmnty. Dev. Administration RB, FRN, 3.10%, 09/01/2035	4,400,000	4,400,000
		5,886,094
CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	450,000	452,129
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty., Ser. A, 6.00%, 01/01/2015	350,000	362,803
		814,932
EDUCATION 13.4%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,264,637
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,240,356
6.00%, 06/01/2021	1,000,000	1,080,740
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	500,000	542,125
5.625%, 07/01/2020	680,000	725,954
5.625%, 07/01/2022	280,000	297,606
Goucher College, 5.375%, 07/01/2025	1,450,000	1,519,470
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	553,219
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	843,637
6.00%, 05/01/2035	1,000,000	1,020,340
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,102,705
		10,190,789
ELECTRIC REVENUE 1.4%
Puerto Rico Elec. Power Auth. RB, 5.50%, 07/01/2018	1,000,000	1,068,260
GENERAL OBLIGATION - LOCAL 17.3%
Baltimore Cnty., MD BAN, SAVRS, 2.78%, 10/04/2035	3,000,000	3,000,000
Baltimore, MD Cons. Pub. Impt. GO, Ser. A, 5.00%, 10/15/2020	1,675,000	1,792,116
Frederick Cnty., MD Pub. Facs. GO:
5.00%, 12/01/2015	500,000	538,280
5.00%, 08/01/2016	1,160,000	1,257,046
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 08/15/2019	1,000,000	1,078,710
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A:
5.00%, 07/01/2018	2,500,000	2,693,225
5.375%, 01/01/2007	1,500,000	1,534,515
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	69,842
5.25%, 10/01/2019	1,150,000	1,238,377
		13,202,111
HOSPITAL 19.5%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:

1

MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2005 (unaudited)
	Principal Amount	Value
MUNCIPAL OBLIGATIONS continued
HOSPITAL continued
6.00%, 07/01/2016	$915,000	$999,244
6.00%, 07/01/2017	830,000	900,002
6.00%, 07/01/2020	1,485,000	1,600,162
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,311,204
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	960,000	961,143
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,052,890
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	340,619
5.50%, 07/01/2022	350,000	369,334
5.75%, 07/01/2020	500,000	537,620
Univ. Hlth. Sys., FRN, 2.80%, 07/01/2023	15,000	15,000
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,401,660
5.75%, 07/01/2021	1,000,000	1,064,140
6.625%, 07/01/2020	1,000,000	1,136,650
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	925,000	979,131
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,000,000	2,165,100
		14,833,899

HOUSING 10.2%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,015,540
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB:
Ser. 2001-B, 5.10%, 05/15/2016	495,000	508,212
Ser. A, 5.125%, 05/15/2017	460,000	477,517
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. A:
5.50%, 07/01/2022	1,000,000	1,043,670
5.875%, 07/01/2021	500,000	518,205
Ser. H, 5.70%, 09/01/2022	1,750,000	1,781,062
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, Ser. B, 5.00%, 08/01/2008	100,000	100,808
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	950,000	990,052
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	259,715
5.35%, 07/01/2021	500,000	516,475
6.00%, 07/01/2020	180,000	188,563
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	385,000	401,755
		7,801,574

INDUSTRIAL DEVELOPMENT REVENUE 6.6%
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,004,780
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	1,155,000	1,289,049
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,737,024
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,027,840
		5,058,693

LEASE 5.8%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	311,000	433,347
Maryland Econ. Dev. Corp. Lease RB, Montgomery Cnty., Wayne Ave. Proj., 5.25%, 09/15/2014	1,000,000	1,085,090
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%, 12/15/2011, (Insd. by AMBAC)	1,800,000	1,821,942

2

MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2005 (unaudited)
	Principal Amount	Value
MUNCIPAL OBLIGATIONS Continued
LEASE continued
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	$1,000,000	$1,072,930
		4,413,309
MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,137,210
PRE-REFUNDED 1.7%
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,269,693

SOLID WASTE 0.1%
North East, MD Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery Proj., Ser. A, 6.00%, 07/01/2007	50,000	51,388
TRANSPORTATION 3.0%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019, (Insd. by FGIC)	1,000,000	1,081,740
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	332,049
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	862,733
		2,276,522
WATER & SEWER 3.7%
Baltimore, MD Water Proj. RRB, Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,684,245
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,133,220
		2,817,465
Total Municipal Obligations (cost $68,463,620)		70,821,939

	Shares	Value
SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $4,387,657)	4,387,657	4,387,657
Total Investments (cost $72,851,277) 98.7%		75,209,596
Other Assets and Liabilities 1.3%		966,882
Net Assets 100.0%		$76,176,478
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond

3

MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2005 (unaudited)

MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Maryland	84.7%
Pennsylvania	2.9%
Puerto Rico	2.9%
Virginia	1.4%
New Jersey	1.3%
Georgia	0.6%
District of Columbia	0.4%
Non-state specific	5.8%
100.0%

On November 30, 2005 the aggregate cost of securities for federal income tax purposes was $72,851,277. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,442,113 and $83,794, respectively, with a net unrealized appreciation of $2,358,319.

4

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 93.3%
AIRPORT 1.8%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,968,843
Piedmont Triad Arpt. Auth. RB, Ser. A:
5.00%, 07/01/2017, (Insd. by XL Capital Assurance, Inc.)	1,370,000	1,456,817
5.00%, 07/01/2018, (Insd. by XL Capital Assurance, Inc.)	1,440,000	1,525,421
5.00%, 07/01/2019, (Insd. by XL Capital Assurance, Inc.)	1,515,000	1,598,764
5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,127,763
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,196,380
		11,873,988
CONTINUING CARE RETIREMENT COMMUNITY 4.3%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,157
Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Insd. by Radian Group, Inc.)	1,005,000	1,044,878
5.25%, 10/01/2017, (Insd. by Radian Group, Inc.)	1,110,000	1,165,889
5.25%, 10/01/2018, (Insd. by Radian Group, Inc.)	1,165,000	1,219,743
5.50%, 10/01/2020, (Insd. by Radian Group, Inc.)	1,295,000	1,374,371
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,748,900
Ser. C:
3.80%, 10/01/2007	2,400,000	2,371,416
4.65%, 10/01/2034	2,000,000	2,002,520
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	3,906,708
Ser. C, 5.50%, 10/01/2032	4,500,000	4,602,555
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	1,010,630
5.00%, 07/01/2011	500,000	506,295
5.25%, 07/01/2012	750,000	765,015
6.375%, 07/01/2023	3,000,000	3,188,100
		27,657,177
EDUCATION 5.8%
Appalachian State Univ., North Carolina RB:
5.00%, 07/15/2022, (Insd. by MBIA)	2,705,000	2,850,637
5.00%, 07/15/2023, (Insd. by MBIA)	2,350,000	2,470,861
5.00%, 07/15/2024, (Insd. by MBIA)	2,005,000	2,103,285
5.25%, 07/15/2020, (Insd. by MBIA)	1,000,000	1,087,330
Catawba Cnty., NC COP, Cmnty. College Proj.:
5.25%, 06/01/2023, (Insd. by MBIA)	1,800,000	1,924,668
5.25%, 06/01/2024, (Insd. by MBIA)	1,000,000	1,067,790
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg., Ser. A, 5.25% 06/01/2017, (Insd. by AMBAC)	1,005,000	1,076,315
North Carolina State Univ. at Raleigh RB, Ser. A, 5.00%, 10/01/2017	2,625,000	2,796,307
North Carolina Student Edl. Assistance Auth. RB, Ser. C, 6.35%, 07/01/2016	2,375,000	2,446,013
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	565,000	610,008
5.375%, 12/01/2016	595,000	640,220
University of North Carolina at Wilmington COP:
5.25%, 06/01/2019, (Insd. by FGIC)	1,300,000	1,408,173
5.25%, 06/01/2021, (Insd. by FGIC)	1,700,000	1,835,915
5.25%, 06/01/2022, (Insd. by FGIC)	1,000,000	1,077,510
5.25%, 06/01/2023, (Insd. by FGIC)	1,115,000	1,199,617
5.25%, 06/01/2024, (Insd. by FGIC)	1,175,000	1,262,279
5.25%, 06/01/2025, (Insd. by FGIC)	1,240,000	1,330,098
5.25%, 06/01/2026, (Insd. by FGIC)	1,305,000	1,396,676

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of North Carolina Sys. Pool RB, Ser. A:
5.00%, 10/01/2008, (Insd. by AMBAC)	$1,250,000	$1,305,300
5.375%, 04/01/2016, (Insd. by AMBAC)	1,155,000	1,255,728
5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,191,674
5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,257,610
5.75%, 10/01/2013, (Insd. by AMBAC)	1,170,000	1,288,217
5.75%, 10/01/2014, (Insd. by AMBAC)	1,240,000	1,365,290
5.75%, 10/01/2015, (Insd. by AMBAC)	1,045,000	1,151,078
		37,398,599
ELECTRIC REVENUE 9.0%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
6.50%, 01/01/2018	3,750,000	4,393,350
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,111,547
Ser. B:
6.00%, 01/01/2022	5,415,000	6,196,493
7.00%, 01/01/2008	1,000,000	1,068,120
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,279,239
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. A:
5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,188,414
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,219,150
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,970,384
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
0.00%, 01/01/2009, (Insd. by MBIA)	8,825,000	7,904,817
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,202,700
Ser. B, 6.375%, 01/01/2013	5,000,000	5,466,100
		58,000,314
GENERAL OBLIGATION — LOCAL 9.3%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,460,071
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,055,802
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,619,295
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	1,300,000	1,337,804
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,342,949
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,440,712
Charlotte, NC GO:
5.25%, 02/01/2020	7,655,000	8,059,261
5.25%, 02/01/2021	6,790,000	7,148,580
5.60%, 06/01/2025	4,490,000	4,955,882
Eden Cnty., NC GO:
5.75%, 06/01/2006, (Insd. by FSA)	825,000	835,205
5.75%, 06/01/2007, (Insd. by FSA)	815,000	843,069
Gaston Cnty., NC GO:
5.20%, 03/01/2016, (Insd. by AMBAC)	2,115,000	2,167,875
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,168,120
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,168,120
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,759,408
Johnston Cnty., NC GO, 5.00%, 06/01/2014, (Insd. by FGIC)	1,000,000	1,070,210
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,165,821
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,787,945
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,811,456
Mecklenburg Cnty., NC GO, Ser. B, 4.80%, 03/01/2009	4,405,000	4,489,091

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL continued
Moore Cnty., NC GO:
4.90%, 06/01/2014, (Insd. by MBIA)	$1,600,000	$1,683,472
4.90%, 06/01/2015, (Insd. by MBIA)	1,175,000	1,234,561
Orange Cnty., NC GO, 5.30%, 04/01/2015	1,115,000	1,213,756
Wake Cnty., NC GO:
4.60%, 03/01/2012	5,460,000	5,588,583
Ser. B, 5.25%, 02/01/2017	1,000,000	1,094,920
		60,501,968
GENERAL OBLIGATION — STATE 5.6%
Commonwealth of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,775,090
North Carolina GO:
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,202,320
Ser. A:
4.75%, 04/01/2014	11,035,000	11,585,646
5.00%, 03/01/2018	15,405,000	16,433,130
5.10%, 03/01/2008	1,000,000	1,027,460
		36,023,646
HOSPITAL 14.0%
Charlotte-Mecklenberg, NC Hosp. Auth. RB, Ser. A, 5.60%, 01/15/2009	1,000,000	1,022,590
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,383,046
5.25%, 10/01/2011	900,000	946,764
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%, 11/15/2032	5,000,000	5,379,450
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,052,706
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.:
5.20%, 09/01/2009	150,000	153,282
5.50%, 09/01/2011	400,000	422,472
5.60%, 09/01/2012	550,000	586,174
5.80%, 09/01/2014	875,000	937,877
5.90%, 09/01/2015	825,000	887,477
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 5.75%, 07/01/2021	5,000,000	5,320,700
North Carolina Med. Care Commission Hlth. Care Facs. RB:
5.00%, 01/01/2018, (Insd. by FGIC)	1,900,000	2,004,937
5.00%, 01/01/2020, (Insd. by FGIC)	1,380,000	1,446,682
North Carolina Med. Care Commission RB:
Betsy Johnson Proj., 5.375%, 10/01/2024, (Insd. by FSA)	2,000,000	2,167,920
Gaston Hlth. Care, 5.375%, 02/15/2011	2,630,000	2,736,909
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,046,880
5.50%, 02/15/2015	1,000,000	1,023,640
5.50%, 02/15/2019	1,000,000	1,023,300
Grace Hosp., Inc.:
5.25%, 10/01/2013	3,825,000	3,914,008
6.50%, 10/01/2006	1,180,000	1,209,040
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Insd. by Radian Group, Inc.)	1,355,000	1,461,178
5.50%, 10/01/2018, (Insd. by Radian Group, Inc.)	685,000	729,306
Mission St. Joseph's Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,099,199
5.25%, 10/01/2014	1,575,000	1,681,344
5.25%, 10/01/2015	2,210,000	2,349,164
Morehead Mem. Hosp.:
5.00%, 11/01/2020, (Insd. by FHA & FSA)	7,270,000	7,631,755
5.00%, 11/01/2026, (Insd. by FHA & FSA)	4,000,000	4,136,520
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,401,504

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Rowan Regl. Med. Proj.:
5.25%, 03/01/2016, (Insd. by FHA)	$1,270,000	$1,374,483
5.25%, 09/01/2016, (Insd. by FHA)	1,100,000	1,190,497
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,231,177
Rowan Regl. Med. Proj.:
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,484,972
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,522,795
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,560,461
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,544,953
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,177,300
Transylvania Cmnty. Hosp., Inc.:
5.05%, 10/01/2006	185,000	185,625
5.15%, 10/01/2007	190,000	191,176
5.50%, 10/01/2012	1,130,000	1,142,227
5.75%, 10/01/2019	1,090,000	1,100,344
Wake Cnty. Hosp. Sys., 5.375%, 10/01/2026	1,075,000	1,124,428
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,570,414
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.25%,12/01/2021	1,250,000	1,309,637
5.30%,12/01/2009	3,000,000	3,124,620
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,599,525
University of North Carolina at Chapel Hill Hosp. RB, Ser. A:
5.00%, 02/01/2009	520,000	539,339
5.00%, 02/01/2014	2,000,000	2,109,140
5.00%, 02/01/2015	1,940,000	2,042,956
		90,281,893
HOUSING 4.3%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	620,000	639,220
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,215,000	1,216,616
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,309,917
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	585,000	585,562
Ser. 8-A:
5.95%, 01/01/2027	1,325,000	1,345,114
6.00%, 07/01/2011	790,000	818,243
6.10%, 07/01/2013	915,000	944,070
Ser. 9-A:
5.60%, 07/01/2016	3,060,000	3,163,918
5.80%, 01/01/2020	4,935,000	5,107,774
5.875%, 07/01/2031	5,650,000	5,834,585
Ser. 14-A, 4.70%, 07/01/2013	1,555,000	1,587,950
North Carolina HFA SFHRB:
Ser. W, 6.20%, 09/01/2009	65,000	65,070
Ser. EE, 5.90%, 09/01/2013	510,000	531,680
Ser. II, 6.20%, 03/01/2016	2,010,000	2,059,667
Ser. JJ, 6.15%, 03/01/2011	1,610,000	1,640,526
Raleigh, NC Hsg. Auth. MHRB, Ser. C, 1.25%, 11/01/2030  ☐ +	3,545,000	35
		27,849,947
INDUSTRIAL DEVELOPMENT REVENUE 5.7%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.10%, 07/01/2014	2,030,000	2,078,091
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Intl. Paper Co. Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,084,570
6.15%, 04/01/2021	1,750,000	1,810,392
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	10,880,000	11,280,058

4

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	$2,500,000	$2,630,975
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,535,865
6.25%, 09/01/2025	2,750,000	2,808,437
Ser. A, 5.75%, 12/01/2025	2,150,000	2,172,618
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,051,480
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,611,296
		37,063,782
LEASE 16.8%
Buncombe Cnty., NC COP:
5.25%, 10/01/2018, (Insd. by AMBAC)	840,000	900,068
5.25%, 10/01/2020, (Insd. by AMBAC)	790,000	844,313
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,199,895
5.25%, 02/01/2017	2,040,000	2,197,100
5.25%, 02/01/2018	2,040,000	2,194,326
Cabarrus Cnty., NC Dev. Corp. Installment Payment RB, 5.30%, 06/01/2019	1,155,000	1,225,894
Catawba Cnty., NC COP:
5.25%, 06/01/2019, (Insd. by MBIA)	1,950,000	2,120,216
5.25%, 06/01/2021, (Insd. by MBIA)	1,950,000	2,113,839
Charlotte, NC COP:
Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,208,943
5.50%, 08/01/2017	10,390,000	11,314,190
5.50%, 08/01/2018	5,800,000	6,300,018
Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	2,500,000	2,641,250
Davidson Cnty., NC COP, 5.25%, 06/01/2021	1,115,000	1,196,339
Durham, NC COP:
5.00%, 05/01/2007	1,000,000	1,021,450
5.00%, 04/01/2011	1,640,000	1,738,220
5.00%, 05/01/2014	1,500,000	1,577,760
5.25%, 04/01/2013	1,270,000	1,369,644
5.25%, 04/01/2015	1,020,000	1,097,061
New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,231,363
Ser. B, 5.25%, 12/01/2011	1,485,000	1,600,013
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,171,000
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,146,625
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,033,119
Henderson Cnty., NC COP:
Henderson Cnty. Proj., Ser. A, 5.25%, 05/01/2017, (Insd. by AMBAC)	1,430,000	1,556,212
Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015, (Insd. by AMBAC)	1,630,000	1,734,679
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,598,813
Nash Cnty., NC COP, Nash Cnty. Pub. Facs. Proj., 5.25%, 06/01/2017	1,900,000	2,054,109
New Hanover Cnty., NC COP:
New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	1,195,000	1,251,201
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,311,188
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,381,907
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,793,225
Pub. Impt., 5.75%, 11/01/2013, (Insd. by AMBAC)	3,000,000	3,335,130
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,639,119
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,048,670

5

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
LEASE continued
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. A:
5.25%, 08/01/2029	$9,340,000	$10,079,728
5.25%, 08/01/2030	10,000,000	10,792,000
San Diego Cnty., CA COP, Dev. Svcs. Foundation, 5.50%, 09/01/2017	2,250,000	2,334,487
Winston-Salem, NC COP:
Ser. A, 5.00%, 06/01/2013	1,050,000	1,121,337
Ser. C, 5.25%, 06/01/2015	1,980,000	2,120,441
		108,594,892
MISCELLANEOUS REVENUE 3.2%
Charlotte, NC Storm Water Fee RRB, 5.25%, 06/01/2016	1,525,000	1,651,102
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. & Mental Hlth. Facs., 5.625%, 06/01/2020	2,030,000	2,170,984
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	3,910,000	4,372,475
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,173,736
Puerto Rico Pub. Bldgs. Auth. RB, Govt. Facs., Ser. 1, 5.50%, 07/01/2023	5,000,000	5,301,450
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,213,900
		20,883,647
PRE-REFUNDED 5.0%
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	4,790,000	5,486,274
North Carolina Eastern Muni. Power Agcy. Power Sys. RB, Ser. A, 5.00%, 01/01/2021	5,000,000	5,383,200
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj., 5.50%, 01/01/2013	13,125,000	14,374,500
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	3,225,000	3,503,414
5.375%, 12/01/2016	3,400,000	3,693,522
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	50,000	52,184
		32,493,094
PUBLIC FACILITIES 1.3%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	4,054,856
Ser. D:
5.50%, 06/01/2020	1,090,000	1,189,266
5.50%, 06/01/2025	3,000,000	3,273,210
		8,517,332
TRANSPORTATION 1.0%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. A, 5.00%, 07/01/2035, (Insd. by AMBAC)	5,000	5,302
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,220,481
		6,225,783
UTILITY 3.4%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,489,475
Fayetteville, NC Pub. Works Commission RB:
3.375%, 01/15/2007, (Insd. by FSA)	5,000,000	4,994,600
3.55%, 01/15/2008, (Insd. by FSA)	12,250,000	12,242,283
Gastonia, NC Util. Sys. RB:
5.00%, 05/01/2015	1,015,000	1,096,210
5.00%, 05/01/2016	1,060,000	1,139,892
		21,962,460

6

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.8%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	$1,410,000	$1,552,974
Charlotte, NC Water & Sewer Sys. RB:
5.00%, 06/01/2008	1,340,000	1,393,077
5.125%, 06/01/2013	2,000,000	2,152,880
Lincolnton, NC Enterprise Sys. RRB, 5.00%, 05/01/2017, (Insd. by XL Capital Assurance, Inc.)	1,465,000	1,556,519
Texas Water Dev. Board RB, Ser. A, 5.75%, 07/15/2016	3,275,000	3,322,651
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,602,658
Winston-Salem, NC Water & Sewer Sys. RB:
4.80%, 06/01/2013	2,745,000	2,865,259
4.875%, 06/01/2014	3,350,000	3,502,760
		17,948,778
Total Municipal Obligations (cost $585,704,892)		603,277,300

	Shares	Value
SHORT-TERM INVESTMENTS 5.5%
MUTUAL FUND SHARES 5.5%
Evergreen Institutional Municipal Money Market Fund ø(cost $35,856,577)	35,856,577	35,856,577
Total Investments (cost $621,561,469) 98.8%		639,133,877
Other Assets and Liabilities 1.2%		7,482,555
Net Assets 100.0%		$646,616,432
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

7

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

North Carolina	82.3%
Puerto Rico	5.5%
South Carolina	1.9%
Virgin Islands	1.1%
Florida	0.8%
Maryland	0.8%
Oregon	0.5%
Texas	0.5%
California	0.4%
Minnesota	0.3%
Pennsylvania	0.3%
Non-state specific	5.6%
100.0%

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $621,563,022. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,696,087 and $5,125,232, respectively, with a net unrealized appreciation of $17,570,855.

8

EVERGREEN GEORGIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$792,345
CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,100,430
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,355,000	1,361,409
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,097,450
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2015	1,185,000	1,186,766
		4,746,055
EDUCATION 7.5%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,798,295
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%, 12/01/2010, (Insd. by MBIA)	510,000	521,235
Barnesville-Lamar Cnty., GA Indl. Auth. Student Hsg. Facs. RB, Gordon College Properties, Ser. A, 5.00%, 08/01/2025	2,000,000	2,027,960
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,327,116
5.75%, 11/01/2017	1,950,000	2,149,056
TUFF, Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,082,420
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj., Ser. A:
5.50%, 11/01/2019	500,000	548,390
5.75%, 11/01/2012	1,000,000	1,091,970
5.75%, 11/01/2017	1,000,000	1,107,980
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	530,345
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%, 10/01/2020	1,000,000	1,014,980
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for Tomorrow
Proj., 5.00%, 12/01/2028	2,500,000	2,539,850
		16,739,597
ELECTRIC REVENUE 2.1%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant, Yates Proj., 4.35%, 09/01/2018, (Insd. by AMBAC)	2,000,000	2,008,760
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,185,050
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	541,148
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,088,660
		4,823,618
GENERAL OBLIGATION — LOCAL 9.0%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	580,000	585,835
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	134,190
Columbia Cnty., GA GO, Courthouse and Detention Proj., 5.625%, 02/01/2017, (Insd. by MBIA)	250,000	265,413
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,302,323
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,229,333
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	541,880
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,087,250
6.125%, 03/01/2017	1,000,000	1,111,330
Forsyth Cnty., GA Sch. Dist. GO:
5.00%, 02/01/2024, (Insd. by MBIA)	5,000,000	5,258,750
6.00%, 02/01/2014	1,000,000	1,113,580
6.75%, 07/01/2016	2,000,000	2,413,440

1

EVERGREEN GEORGIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL continued
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	$750,000	$759,983
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,069,540
Ser. A, 6.45%, 08/01/2011	1,000,000	1,105,000
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	520,635
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,093,140
Peach Cnty., GA Sch. Dist. GO, 6.50%, 02/01/2006, (Insd. by MBIA)	525,000	527,882
		20,119,504
GENERAL OBLIGATION — STATE 5.0%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,071,564
Ser. B:
5.75%, 03/01/2010	1,000,000	1,091,150
7.20%, 03/01/2006	1,005,000	1,014,980
Ser. C:
5.00%, 07/01/2009	1,000,000	1,054,940
6.00%, 07/01/2012	1,970,000	2,178,682
6.25%, 08/01/2011	1,140,000	1,297,685
6.50%, 04/01/2006	495,000	500,425
7.25%, 07/01/2008	1,750,000	1,917,527
		11,126,953
HOSPITAL 7.9%
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	500,000	547,775
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj., Ser. A, 6.75%, 12/01/2016	1,600,000	1,680,240
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,888,806
5.25%, 12/01/2022	3,690,000	3,800,036
Floyd Cnty., GA Hosp. Auth. RB, Anticipation Cert., Floyd Med. Ctr. Proj., 5.50%, 07/01/2012	875,000	963,060
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	518,805
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	643,766
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,195,380
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	528,406
Lexington Cnty., SC Hlth. Svcs. Dist., Inc., Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,559,325
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., Med. Ctr. of Georgia, Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,080,910
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,425,000	1,436,827
		17,843,336
HOUSING 8.4%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC, Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital Assurance, Inc.)	4,500,000	4,618,485
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,650,669
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,145,944
Sub. Ser. C-2, 5.80%, 12/01/2021	965,000	997,588
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	740,883
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	612,249

2

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar Student Hsg., LLC, Ser. A, 5.375%, 02/01/2025	$3,870,000	$4,008,082
		18,773,900
INDUSTRIAL DEVELOPMENT REVENUE 5.7%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., FRN, 3.30%, 10/01/2032	4,000,000	4,000,000
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,286,645
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A,
2.30%, 03/01/2031	5,000,000	4,884,650
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,594,605
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	1,000,000	1,028,070
		12,793,970
LEASE 12.5%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	4,000,000	4,134,560
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,264,407
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,385,988
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	2,033,342
College Park, GA Business & IDA RRB, Civic Ctr. Proj., 5.25%, 09/01/2023, (Insd. by AMBAC) #	5,000,000	5,400,700
Fulton Cnty., GA Facs. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,084,370
Georgia Muni. Assn., Inc. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,376,992
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,420,844
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,726,175
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,551,700
Georgia Sch. Boards Assn., Inc. COP, DeKalb Cnty. Pub. Sch. Proj., 5.00%, 12/01/2023,
(Insd. by MBIA)	2,500,000	2,624,450
		28,003,528
PRE-REFUNDED 12.8%
Atlanta, GA Arpt. Facs. RRB, Ser. A:
6.50%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,005,720
6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,416,675
6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,227,320
Atlanta, GA Water & Sewer RB, Second Lien, 6.00%, 01/01/2006, (Insd. by FGIC)	2,000,000	2,004,860
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj., Ser. A, 6.75%,
12/01/2026	1,500,000	1,575,225
College Park, GA Business & IDA RRB, Civic Ctr. Proj., Ser. A:
5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,078,400
5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,584,043
Columbia Cnty., GA Water & Sewer RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,336,212
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,391,887
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,547,779
DeKalb Cnty., GA Sch. Dist. GO, Ser. A:
6.25%, 07/01/2010	2,000,000	2,231,100
6.25%, 07/01/2011	500,000	565,410
Fayette Cnty., GA Pub. Facs . Auth. RB, Criminal Justice Ctr. Proj., 6.25%, 06/01/2017	550,000	617,138
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program, 6.25%, 03/01/2006	2,200,000	2,217,028
Forsyth Cnty., GA Water & Sewer Auth. RB, 6.25%, 04/01/2017	1,000,000	1,113,590
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	445,626
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 05/15/2014, (Insd. by MBIA)	1,745,000	1,900,794
Georgia GO, ETM, Ser. C, 6.50%, 04/01/2006	5,000	5,056

3

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB:
2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016,
(Insd. by MBIA)	$1,235,000	$1,282,115
Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	305,000	316,511
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	545,890
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,245,000	1,317,596
		28,725,975
PUBLIC FACILITIES 1.5%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj., Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	1,000,000	1,044,820
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,365,875
Puerto Rico Pub. Bldgs. Auth. Govt. Facs. RRB, Ser. K, 4.00%, 07/01/2026, (Insd. by MBIA)	1,000,000	1,009,980
		3,420,675
RESOURCE RECOVERY 1.4%
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, FRN:
3.10%, 04/01/2033	2,250,000	2,222,977
3.65%, 04/01/2033	1,000,000	999,260
		3,222,237
SPECIAL TAX 1.1%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,413,446
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,041,610
		2,455,056
TOBACCO REVENUE 2.2%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%, 05/15/2022	4,785,000	4,952,810
TRANSPORTATION 2.4%
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024,
(Insd. by ACA)	2,000,000	2,162,100
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%, 07/01/2011,
(Insd. by AMBAC)	2,000,000	2,243,380
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. AA, 5.00%, 07/01/2026, (Insd. by FGIC)	1,000,000	1,060,410
		5,465,890
WATER & SEWER 16.7%
Atlanta, GA Water & Wastewater RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,040,890
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,411,685
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,120,342
Clayton Cnty., GA Water Auth., Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,878,958
5.625%, 05/01/2020	2,000,000	2,213,180
6.25%, 05/01/2016	2,000,000	2,239,880
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%,11/01/2021	2,135,000	2,310,476
Coweta Cnty., GA Dev. Auth. RB, Newnan Water, Sewer & Light Commission, 5.75%,
01/01/2015, (Insd. by AMBAC)	2,000,000	2,180,840
Coweta Cnty., GA Water & Sewer Auth. RRB, 5.00%, 06/01/2015, (Insd. by FSA)	1,540,000	1,663,662
DeKalb Cnty., GA Water & Sewer RB:
5.375%, 10/01/2018	1,000,000	1,075,730
5.375%, 10/01/2019	1,000,000	1,075,730
5.375%, 10/01/2020	1,000,000	1,070,720
5.625%, 10/01/2017	5,020,000	5,465,124
Fulton Cnty., GA Water & Sewer RRB, 6.25%, 01/01/2006, (Insd. by FGIC)	1,420,000	1,423,649
Gainesville, GA Water & Sewer RB, 5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,074,380
Gainesville, GA Water & Sewer RRB, 5.25%,11/15/2010, (Insd. by FGIC)	1,000,000	1,066,970
Gwinnett Cnty., GA Water & Sewer Auth. RB, 5.00%, 08/01/2017	2,000,000	2,120,640

4

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Henry Cnty., GA Water & Sewer Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	$1,000,000	$1,090,900
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	1,530,000	1,689,747
Peachtree City, GA Water & Sewer Auth. RB, Ser. A, 5.45%, 03/01/2017	300,000	313,761
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5. 25%, 07/01/2008	750,000	770,933
5. 30%, 07/01/2018	1,250,000	1,270,775
		37,568,972
Total Municipal Obligations (cost $212,523,203)		221,574,421

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $5,533,164)	5,533,164	5,533,164
Total Investments (cost $218,056,367) 101.2%		227,107,585
Other Assets and Liabilities (1.2%)		(2,648,119)
Net Assets 100.0%		$224,459,466

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TUFF	The University Financing Foundation, Inc.

5

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Georgia	82.7%
South Carolina	6.4%
Virginia	2.4%
Puerto Rico	1.7%
Virgin Islands	1.6%
Maryland	1.0%
Florida	0.9%
Pennsylvania	0.5%
Texas	0.4%
Non-state specific	2.4%
100.0%

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $218,058,017. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,391,465 and $341,897, respectively, with a net unrealized appreciation of $9,049,568.

6

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 1.3%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$312,975
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,337,680
		4,650,655
COMMUNITY DEVELOPMENT DISTRICT 0.2%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	792,345
CONTINUING CARE RETIREMENT COMMUNITY 0.6%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%,
07/01/2019	900,000	904,257
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2014	1,130,000	1,138,317
		2,042,574
EDUCATION 12.4%
Citadel Military College, South Carolina RB, 5.125%, 04/01/2017, (Insd. by AMBAC)	1,245,000	1,277,831
Clemson Univ., South Carolina RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	586,964
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,027,211
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,024,380
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj., 5.50%,
03/01/2007	520,000	527,587
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
5.25%, 12/01/2021	1,000,000	1,056,130
5.875%, 12/01/2015	1,000,000	1,105,750
5.875%, 12/01/2016	9,000,000	10,242,450
5.875%, 12/01/2017	2,000,000	2,276,100
5.875%, 12/01/2018	1,000,000	1,138,050
Lancaster, SC Edl. Assistance Program, Inc. RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	8,017,200
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB, 5.25%, 12/01/2024	3,000,000	3,087,030
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,306,370
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,413,997
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,548,519
University of South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	1,015,000	1,058,665
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,542,997
Ser. A:
5.50%, 06/01/2014	575,000	622,449
5.50%, 06/01/2015	605,000	654,925
		44,514,605
ELECTRIC REVENUE 8.5%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 2.35%, 09/01/2030	5,000,000	4,880,500
Piedmont, SC Muni. Power Agcy. RRB, South Carolina Elec., Sub. Ser. B-1, FRN, 2.96%, 01/01/2034, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	3,000,000	3,000,000
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,731,050
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,180,840
South Carolina Pub. Svcs. Auth. RRB:
Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,041,050
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,506,425
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,772,333
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,592,703

1

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
South Carolina Pub. Svcs. Auth. RRB continued
Ser. B:
5.70%, 01/01/2008, (Insd. by FGIC)	$1,000,000	$1,022,130
5.875%, 01/01/2013, (Insd. by FGIC)	3,745,000	3,828,438
6.50%, 01/01/2006, (Insd. by FGIC)	1,250,000	1,253,575
		30,809,044
GENERAL OBLIGATION — LOCAL 19.2%
Anderson Cnty., SC Sch. Dist. No.2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,327,812
6.00%, 03/01/2016	1,325,000	1,459,554
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,367,080
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,051,600
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,223,928
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,706,016
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014, (Insd. by South Carolina State Dept. of Ed.)	2,200,000	2,339,392
5.375%, 04/01/2015, (Insd. by South Carolina State Dept. of Ed.)	3,010,000	3,200,713
5.375%, 04/01/2016, (Insd. by South Carolina State Dept. of Ed.)	4,500,000	4,785,120
5.375%, 04/01/2017, (Insd. by South Carolina State Dept. of Ed.)	5,000,000	5,316,800
5.375%, 04/01/2018, (Insd. by South Carolina State Dept. of Ed.)	3,705,000	3,939,749
5.375%, 04/01/2019, (Insd. by South Carolina State Dept. of Ed.)	2,500,000	2,658,400
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,729,104
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,206,073
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,590,710
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,309,816
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,203,700
Greenville Cnty., SC GO, Library Proj
5.35%, 04/01/2019	980,000	1,061,144
5.40%, 04/01/2021	1,120,000	1,214,976
5.50%, 04/01/2025	2,700,000	2,939,733
Horry Cnty., SC GO, 5.125%, 03/01/2017	1,160,000	1,225,714
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,077,030
Laurens Cnty., SC Sch. Dist. No. 55 GO:
5.50%, 03/01/2016	530,000	571,510
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,759,555
5.75%, 03/01/2014, (Insd. by FSA)	500,000	555,600
Piedmont, SC Muni. Power Agcy. GO, 6.75%, 01/01/2019, (Insd. by FGIC)	290,000	358,550
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	1,005,020
5.75%, 03/01/2015, (Insd. by FSA)	2,200,000	2,393,622
5.75%, 03/01/2016	1,000,000	1,088,010
5.75%, 03/01/2017	2,160,000	2,350,101
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,082,960
5.375%, 04/01/2020	1,005,000	1,088,375
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,076,520
		69,263,987
GENERAL OBLIGATION — STATE 0 3%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,131,870
HOSPITAL 13.4%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj., 5.25%, 12/01/2022	1,000,000	1,029,820

2

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Greenville, SC Hosp. Sys. Facs. RRB:
Ser. A:
5.25%, 05/01/2017	$2,000,000	$2,048,220
5.75%, 05/01/2014	1,000,000	1,028,560
Ser. B, 5.60%, 05/01/2010	1,115,000	1,146,198
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,360,570
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,418,087
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,189,438
6.00%, 11/01/2018	6,650,000	7,309,480
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,014,990
Ser. B, 5.625%, 01/01/2020	1,000,000	1,016,500
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS, 3.30%, 07/01/2030	3,000,000	3,000,000
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,129,180
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,081,651
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,081,651
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%, 12/01/2029	1,265,000	1,295,664
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,534,095
5.50%, 02/01/2011, (Insd. by FSA)	265,000	282,283
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,123,615
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,744,288
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,644,876
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,064,860
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,116,661
5.50%, 04/15/2017, (Insd. by FSA)	500,000	536,865
		48,197,552
HOUSING 1.3%
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	75,000	75,176
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	595,000	595,613
6.15%, 07/01/2025, (Insd. by FHA)	595,000	595,357
Runaway Bay Apts. Proj., Ser. A, 6.125%, 12/01/2015	300,000	306,024
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	305,000	313,836
6.35%, 07/01/2025, (Insd. by FHA)	245,000	246,943
6.55%, 07/01/2015	40,000	40,776
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,380,000	1,389,839
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,078,820
		4,642,384
INDUSTRIAL DEVELOPMENT REVENUE 2.5%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,079,220
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	768,135
Richland Cnty., SC Env. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	347,503
South Carolina Jobs EDA IDRB, Plasti Line, Inc. Proj.:
5.50%, 07/01/2006, (LOC: Keycorp)	220,000	220,297
5.70%, 07/01/2009, (LOC: Keycorp)	200,000	200,238
5.80%, 07/01/2010, (LOC: Keycorp)	190,000	190,224
5.90%, 07/01/2011, (LOC: Keycorp)	230,000	230,267
6.25%, 07/01/2017, (LOC: Keycorp)	400,000	400,400

3

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	$3,000,000	$3,084,210
York Cnty., SC PCRB, SAVRS, Ser. B3, 2.80%, 09/15/2024	1,450,000	1,450,000
		8,970,494
LEASE 3.3%
Laurens Cnty., SC RB, Sch. Dist. No. 55, 5.25%, 12/01/2030	3,500,000	3,559,955
Lexington, SC One Sch. Facs. Corp. Installment RB, Lexington Cnty. Sch. Dist. No. 1, 5.25%, 12/01/2026 #	2,340,000	2,443,662
Newberry, SC Investing In Children’s Ed. Installment RB, Newberry Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2030	2,000,000	1,994,340
5.25%, 12/01/2024	1,855,000	1,914,749
Scago, SC Edl. Facs. Corp. RB, Sch. Dist. No. 5 Spartanburg Cnty., 5.00%, 04/01/2021 #	2,000,000	2,099,740
		12,012,446
MISCELLANEOUS REVENUE 0.1%
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner for Tomorrow, 6.00%, 12/01/2021	450,000	503,226
PRE-REFUNDED 9.0%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	482,452
Charleston Cnty., SC GO, 5.50%, 06/01/2014	1,250,000	1,264,600
Columbia, SC Waterworks & Sewer Sys. RB:
6.00%, 02/01/2014	2,000,000	2,191,720
6.00%, 02/01/2015	1,960,000	2,147,886
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018, (Insd. by AMBAC)	400,000	411,376
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
6.00%, 12/01/2020	5,000,000	5,726,800
6.00%, 12/01/2021	550,000	629,948
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	495,000	537,986
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,139,580
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,461,740
6.375%, 08/15/2027	1,500,000	1,732,965
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	770,046
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,802,802
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,244,507
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	264,207
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	341,191
Puerto Rico Pub. Fin. Corp. GO, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,275,340
		32,425,146
PUBLIC FACILITIES 1.6%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,810,948
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,090,740
		5,901,688
RESOURCE RECOVERY 2.4%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by Waste Mgmt., Inc.)	3,000,000	3,046,860
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,130,110
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,586,205
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, FRN, 3.65%, 04/01/2033	1,000,000	999,260
		8,762,435

4

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.4%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	$1,000,000	$1,095,160
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
4.75%, 04/01/2007	585,000	594,594
6.00%, 04/01/2014	500,000	541,550
6.00%, 04/01/2015	1,000,000	1,078,960
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,562,415
		4,872,679
STUDENT LOAN 0.6%
Pennsylvania Higher Edl. Assistance Agcy. Student Loan RB, ARS, Sr. Sub. Ser. Z-1, 3.10%, 06/01/2039	2,000,000	2,000,000
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C, 5.875%, 09/01/2007	250,000	252,815
		2,252,815
TOBACCO REVENUE 2.6%
South Carolina Tobacco Settlement Revenue Mgmt. Auth. RB, Ser. B, 6.00%, 05/15/2022	9,165,000	9,486,417
TRANSPORTATION 5.8%
Columbia, SC Parking Facs. RRB, Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty) #	6,060,000	6,271,434
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,162,100
South Carolina Trans. Infrastructure Bank RB, Ser. A:
5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,070,451
5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,052,790
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,382,950
5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,081,040
5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,773,508
		20,794,273
UTILITY 1.1%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,046,480
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,166,659
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,776,165
		3,989,304
WATER & SEWER 12.2%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,768,215
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,858,449
Charleston, SC Waterworks & Sewer RRB:
5.00%, 01/01/2009	1,500,000	1,569,255
5.125%, 01/01/2010	3,700,000	3,929,844
Columbia, SC Waterworks & Sewer Sys. RRB:
5.50%, 02/01/2009	500,000	531,070
5.70%, 02/01/2010	3,970,000	4,308,601
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	806,589
Florence, SC Water & Sewer RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,602,704
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,681,063
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,096,908
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,173,593
Greenville, SC Waterworks RB, 5.50%, 02/01/2022	2,000,000	2,090,260
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	544,385
North Charleston, SC Sewer Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,071,242
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA) ##	3,750,000	4,205,588
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,293,025

5

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Western Carolina Regl. Sewer Auth. South Carolina RRB:
5.375%, 03/01/2018, (Insd. by FSA)	$3,040,000	$3,295,542
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,090,222
		43,916,555
Total Municipal Obligations (cost $342,866,563)		359,932,494

	Shares	Value
SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen Institutional Municipal Money Market Fund ø## (cost $7,298,256)	7,298,256	7,298,256
Total Investments (cost $350,164,819) 101.8%		367,230,750
Other Assets and Liabilities (1.8%)		(6,600,715)
Net Assets 100.0%		$360,630,035
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Security
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRRB	Single Family Housing Refunding Revenue bond
SPA	Securities Purchase Agreement

6

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

South Carolina	88.0%
Puerto Rico	1.8%
Pennsylvania	1.7%
Virginia	1.3%
District of Columbia	1.2%
Georgia	0.8%
Louisiana	0.8%
Texas	0.8%
Virgin Islands	0.8%
Florida	0.6%
Maryland	0.2%
Non-state specific	2.0%
100.0%

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $350,360,264. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,093,725 and $223,239, respectively, with a net unrealized appreciation of $16,870,486.

7

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: January 30, 2006

By: /s/ Kasey Phillips —————————————— Kasey Phillips, Principal Financial Officer Date: January 30, 2006